Registration No. 333-153809
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|


           Pre-Effective Amendment No.                                     | |

                                       ----                                |X|

           Post-Effective Amendment No.  4
                                       ----
                                     AND/OR


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|


                                                                           |X|
           Amendment No. 228
                         ---
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On April 30, 2010 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On December ___, 2008 pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under individual variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 4 ("PEA") on Form N-4 Registration Statement No. 333-153809 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement to the Prospectus. The PEA does not amend the Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein.

AXA EQUITABLE LIFE INSURANCE COMPANY

SUPPLEMENT DATED AUGUST 27, 2010 TO THE MAY 1, 2010 VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS OF AXA EQUITABLE LIFE INSURANCE COMPANY

EQUI-VEST(R) (SERIES 201)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus, Supplements to Prospectus and Statement of Additional Information dated May 1, 2010 as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.


IMPORTANT NOTICE

Effective September 27, 2010, the TSA contract will no longer be available for establishing new units for 501(c)(3) tax-exempt employer organizations. Effective December 13, 2010, the EDC contract will no longer be available for establishing new units, unless paired with a public school TSA plan.

NEW VARIABLE INVESTMENT OPTIONS

On or about September 20, 2010, subject to regulatory approval, we anticipate making available five new variable investment options. These variable investment options invest in different unaffiliated Portfolios managed by professional investment advisers.


1. The names of the variable investment options are added to the cover page of your Prospectus as follows:

         -----------------------------------------------
         VARIABLE INVESTMENT OPTIONS
         -----------------------------------------------
         FIXED INCOME
         -----------------------------------------------
         o Ivy Funds VIP High Income
         -----------------------------------------------
         DOMESTIC STOCKS
         -----------------------------------------------
         o MFS(R) Investors Growth Stock Series
         o MFS(R) Technology
         o MFS(R) Utilities
         -----------------------------------------------
         INTERNATIONAL STOCKS
         -----------------------------------------------
         o Lazard Retirement Emerging Markets Equity
         -----------------------------------------------

2. The following information is added under "Portfolios of the Trusts" in "Contract features and benefits" in the Prospectus. The prospectuses for the Trusts contain other important information about the portfolios. The prospectuses should be read carefully before investing.



-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        OBJECTIVE                                           APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME            Seeks, as its primary objective, a high level of     o Waddell & Reed Investment Management
                                     current income. As a secondary objective, the          Company (WRIMCO)
                                     Portfolio seeks capital growth when consistent with
                                     its primary objective.
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                            APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.                o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        OBJECTIVE                                           APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek capital   o Massachusetts Financial Services Company
 SERIES                              appreciation.
-----------------------------------------------------------------------------------------------------------------------------------

888-118 (8/10)                                                            x03274
EV-201 IF/NB (SAR)                                            Catalog No. 145393

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                        OBJECTIVE                                           APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO          The fund's investment objective is to seek capital   o Massachusetts Financial Services Company
                                     appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES              The fund's investment objective is to seek total     o Massachusetts Financial Services Company
                                     return.
-----------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENT OBJECTIVE CHANGES TO THE AXA TACTICAL MANAGER PORTFOLIOS:

     Effective August 1, 2010, in the table under "Portfolios of the Trusts," the investment objectives for the AXA Tactical Manager portfolios have been deleted in their entirety and replaced with the following:

     -------------------------------------------------------------------------------------------------------------------------------
     EQ Advisors Trust      Objective
     Portfolio Name
     -------------------------------------------------------------------------------------------------------------------------------
     AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
     400-I                  volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor's MidCap 400 Index.
     -------------------------------------------------------------------------------------------------------------------------------
     AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
     500-I                  volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor's 500 Composite Stock Price Index.
     -------------------------------------------------------------------------------------------------------------------------------
     AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
     2000-I                 volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000(R) Index.
     -------------------------------------------------------------------------------------------------------------------------------
     AXA TACTICAL MANAGER   Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower
     International-I        volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200
                            Index, Dow Jones EURO STOXX 50 Index(R), FTSE 100 Index and the Tokyo Stock Price Index.
     -------------------------------------------------------------------------------------------------------------------------------

4.   SELECTING YOUR INVESTMENT METHOD

     In "Contract features and benefits," the five new variable investment options are added to the table under "Selecting your investment method" as follows:

         ------------------------------------------------
                     INVESTMENT OPTIONS
         ------------------------------------------------
                             A
         ------------------------------------------------
         DOMESTIC STOCKS
         ------------------------------------------------
         o MFS(R) Investors Growth Stock Series
         o MFS(R) Technology
         o MFS(R) Utilities
         ------------------------------------------------
         INTERNATIONAL STOCKS
         ------------------------------------------------
         o Lazard Retirement Emerging Markets Equity
         ------------------------------------------------
                             B
         ------------------------------------------------
         FIXED INCOME
         ------------------------------------------------
         o Ivy Funds VIP High Income
         ------------------------------------------------

5.   ANNUAL ADMINISTRATIVE CHARGE

     Effective September 27, 2010, there will be a reduction to the minimum account value required for the waiver of the annual administrative charge from $50,000 to $25,000. Accordingly, the description of the maximum annual administrative charge in the "Fee table" under "Charges we periodically deduct" is deleted in its entirety and replaced with the following:

     Maximum annual administrative charge(3)--(deducted annually from your account value):

          If your account value on the last day of your contract year is less than $25,000      $65 (maximum)
                                                                                                $30 (current)
          If your account value on the last day of your contract year is $25,000 or more; or
          if the account values of all EQUI-VEST(R) contracts, owned by the same person,
          when added together, exceeds $100,000.                                                $0

     In "Charges and expenses" section, the second paragraph under "Annual administrative charge" is deleted in its entirety and replaced with the following:

          We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We deduct this charge if your account value on the last business day of the contract year is less than $25,000. If your account value is $25,000 or more, we do not deduct the charge. See Appendix I for any state variations.

6.   WITHDRAWAL CHARGE

     The withdrawal charge is based on how long each contribution has been in the contract. For withdrawals that exceed the free withdrawal amount, the amount of the withdrawal charge is equal to 5% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

     Effective September 27, 2010, the withdrawal charge will no longer apply to the contract after the completion of 12 contract years.

     In the "Fee table", the following is added to footnote (1):

          The charge will not apply after the completion of 12 contract years.

     In the "Charges and expenses" section, the last paragraph under "Withdrawal charge" is deleted in its entirety and replaced with the following:

          The withdrawal charge does not apply after the completion of 12 contract years. Also, the withdrawal charge does not apply if the annuitant dies and a death benefit is payable to the beneficiary and in the circumstances described below.

7. ADDITION OF AXA DISTRIBUTORS, LLC TO SERVE AS A DISTRIBUTOR OF EQUI-VEST(R) (SERIES 201) CONTRACTS

     Effective immediately, AXA Distributors, LLC ("ADL") will serve as a distributor of the contracts and continue to serve as a principal underwriter of Separate Account A. In "More information," the section entitled "Distribution of the contracts" is replaced with the following:

     DISTRIBUTION OF THE CONTRACTS

     The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

     AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

     The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

     AXA Equitable pays compensation to both Distributors based on contracts sold.

     Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold

     ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

     Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.70% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

     The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

     The Distributors receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

     AXA Equitable and its affiliates may directly or indirectly receive payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates thereof, for providing certain administrative, marketing, distribution and/or shareholder support services. AXA Equitable and its affiliates may receive the following types of payments:

          12B-1 FEES. AXA Equitable indirectly receives 12b-1 fees from certain unaffiliated Portfolios that range from 0.10% to 0.25% of the average daily assets of the Portfolios that are attributable to the contracts and certain other variable life and annuity contracts that our affiliates and we issue.

          ADMINISTRATIVE SERVICES FEES. AXA Equitable also receives administrative services fees from the adviser, sub-advisers, administrator or distributor (or affiliates thereof) of certain unaffiliated Portfolios. The fees paid to AXA Equitable range from 0% to 0.35% of the assets of the unaffiliated Portfolios attributable to the contract and to certain other variable life and annuity contracts that our affiliates and we issue.

     In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

     These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

     In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

     Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

IN THE STATEMENT OF ADDITIONAL INFORMATION:

          In "Distribution of the contracts," the following is added as the second paragraph:

          Effective immediately, pursuant to a Distribution and Servicing Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, AXA Distributors will also serve as a principal underwriter of Separate Account A and distributor of the contracts.


HOW TO REACH US

Please note the new telephone number to be listed on express mail packages for all contributions sent by express delivery: 718-242-0716



















  EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICE MARK OF AXA EQUITABLE
                     LIFE INSURANCE COMPANY (AXA EQUITABLE).
    CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

    COPYRIGHT 2010 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.




                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

                                  PART C

                            OTHER INFORMATION

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 3 to the Registration Statement.

Item 24.   Financial Statements and Exhibits

           10(a)  Consent of PricewaterhouseCoopers LLP


Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors,LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary


*Susan Vesey                          Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director, Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*Gary Hirschkron                      Executive Vice President

*Michael McCarthy                     Director, Senior Vice President and
                                      National Sales Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Michael Gregg                        Executive Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*Andrew Marrone                       Senior Vice President

*Kevin Molloy                         Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mary Toumpas                         Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Amendment to the Registration Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on the 26th day of August, 2010.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company (Depositor)


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and Associate
                                                   General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of August, 2010.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron          Mary R. (Nina) Henderson     Joseph H. Moglia
Henri de Castries               James F. Higgins             Lorie A. Slutsky
Denis Duverne                   Scott D. Miller              Ezra Suleiman
Charlynn Goins                  Peter S. Kraus               Peter J. Tobin
Danny L. Hale                                                Richard C. Vaughan
Anthony J. Hamilton



*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 26, 2010

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                          TAG VALUE
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   10. (a)       Consent of PricewaterhouseCoopers LLP               EX-99.10a